UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Jasinkiewicz Capital Management, LLC

Address:    51 JFK Parkway
            Suite 307
            Short Hills, New Jersey 07078

13F File Number: 028-13686

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul Jasinkiewicz
Title:   Managing Member
Phone:   973-671-0663


Signature, Place and Date of Signing:

/s/ Paul Jasinkiewicz            New York, New York           August 10, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

1.         028-10684                            Millennium Management LLC

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       34

Form 13F Information Table Value Total:  $18,642
                                         (thousands)


List of Other Included Managers:

NONE

                                                         FORM 13F INFORMATION TABLE
                                                   Jasinkiewicz Capital Management, LLC
                                                              June 30, 2010



COLUMN 1                        COLUMN  2        COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS  CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS   SOLE   SHARED NONE
AEGEAN MARINE PETROLEUM NETW    SHS             Y0017S102    1,192      59,664  SH          SOLE       NONE     59,664
AMERICAN ELEC PWR INC           COM             025537101      211       6,535  SH          SOLE       NONE      6,535
BALTIC TRADING LIMITED          COM             Y0553W103      270      23,749  SH          SOLE       NONE     23,749
CARBO CERAMICS INC              COM             140781105    1,416      19,613  SH          SOLE       NONE     19,613
CENOVUS ENERGY INC              COM             15135U109      506      19,622  SH          SOLE       NONE     19,622
CENTERPOINT ENERGY INC          COM             15189T107      144      10,938  SH          SOLE       NONE     10,938
CMS ENERGY CORP                 COM             125896100      375      25,625  SH          SOLE       NONE     25,625
COMPLETE PRODUCTION SERVICES    COM             20453E109      340      23,782  SH          SOLE       NONE     23,782
CRIMSON EXPLORATION INC         COM NEW         22662K207      135      50,646  SH          SOLE       NONE     50,646
ENTERGY CORP NEW                COM             29364G103      336       4,686  SH          SOLE       NONE      4,686
EOG RES INC                     COM             26875P101    1,901      19,323  SH          SOLE       NONE     19,323
EQT CORP                        COM             26884L109      384      10,624  SH          SOLE       NONE     10,624
EXELON CORP                     COM             30161N101      214       5,625  SH          SOLE       NONE      5,625
EXXON MOBIL CORP                COM             30231G102    1,778      31,159  SH          SOLE       NONE     31,159
GENERAL MARITIME CORP NEW       SHS             Y2693R101      242      40,000  SH          SOLE       NONE     40,000
HALLIBURTON CO                  COM             406216101      501      20,394  SH          SOLE       NONE     20,394
HESS CORP                       COM             42809H107      236       4,687  SH          SOLE       NONE      4,687
MCMORAN EXPLORATION CO          COM             582411104      170      15,276  SH          SOLE       NONE     15,276
MURPHY OIL CORP                 COM             626717102      523      10,552  SH          SOLE       NONE     10,552
NORTHERN OIL & GAS INC NEV      COM             665531109      399      31,068  SH          SOLE       NONE     31,068
OCCIDENTAL PETE CORP DEL        COM             674599105      655       8,493  SH          SOLE       NONE      8,493
OCEANEERING INTL INC            COM             675232102      222       4,937  SH          SOLE       NONE      4,937
PETROHAWK ENERGY CORP           COM             716495106      615      36,246  SH          SOLE       NONE     36,246
PG&E CORP                       COM             69331C108      316       7,689  SH          SOLE       NONE      7,689
QUICKSILVER RESOURCES INC       COM             74837R104      186      16,876  SH          SOLE       NONE     16,876
SCHLUMBERGER LTD                COM             806857108    1,791      32,363  SH          SOLE       NONE     32,363
SEADRILL LIMITED                SHS             G7945E105      701      38,358  SH          SOLE       NONE     38,358
SOUTHWESTERN ENERGY CO          COM             845467109      386      10,002  SH          SOLE       NONE     10,002
SULPHCO INC                     COM             865378103       21      78,799  SH          SOLE       NONE     78,799
TESORO CORP                     COM             881609101      368      31,532  SH          SOLE       NONE     31,532
TOTAL S A                       SPONSORED ADR   89151E109      237       5,314  SH          SOLE       NONE      5,314
WEATHERFORD INTERNATIONAL LT    REG             H27013103      685      52,131  SH          SOLE       NONE     52,131
WHITING PETE CORP NEW           COM             966387102      912      11,628  SH          SOLE       NONE     11,628
WISCONSIN ENERGY CORP           COM             976657106      275       5,419  SH          SOLE       NONE      5,419

                                                            18,642





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